Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 17, 2020	Apr. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 24, 2017
Goodwill	$ 28,916			$ 28,916		$ 28,916		$ 25,539	$ 25,539
Amortization of Intangible Assets				$ 885	$ 1,529	$ 2,518	$ 4,526	6,043	$ 3,669	$ 2,037
Intangible asset purchase, value		$ 13,570
Intangible asset purchase, cash paid							250	250
Intangible asset purchase, remaining payables							$ 500	500
Goodwill Acquired		$ 3,377
Developed Technology Rights [Member]
Intangible asset purchase, value			$ 750
Intangible asset purchase, cash paid			$ 250
Intangible asset purchase, remaining payables	$ 250							$ 500
NuTech Medical [Member]
Goodwill											$ 19,446